(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER SHARE
20.
(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted (loss)/earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the if-converted method and the treasury stock method. The effect of the convertible senior notes was excluded from the computation of diluted net (loss)/earnings per share for the years ended December 31, 2021, 2022 and 2023, as its effect would be anti-dilutive. The effect of share options was excluded from the computation of diluted net loss per share for the years ended December 31, 2021 and 2022, as its effect would be anti-dilutive.

Basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	Year ended December 31,
	2021		2022		2023		2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/earnings per share—basic:
Numerator
Net (loss)/income attributable to iQIYI, Inc.	(2,983,984)	(3,185,600)	(67,733)	(68,479)	1,048,303	147,651	877,166	123,546
Accretion of redeemable noncontrolling interests	(9,836)	(10,500)	—	—	—	—	—	—
Numerator used for basic (loss)/earnings per share	(2,993,820)	(3,196,100)	(67,733)	(68,479)	1,048,303	147,651	877,166	123,546
Denominator
Weighted average number of ordinary shares outstanding	2,694,345,310	2,876,391,396	2,977,609,078	3,010,412,347	3,634,425,531	3,634,425,531	3,041,097,278	3,041,097,278
Denominator used for basic (loss)/earnings per share	2,694,345,310	2,876,391,396	2,977,609,078	3,010,412,347	3,634,425,531	3,634,425,531	3,041,097,278	3,041,097,278
(Loss)/earnings per share—basic	(1.11)	(1.11)	(0.02)	(0.02)	0.29	0.04	0.29	0.04

(Loss)/earnings per share—diluted:
Numerator
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	(2,993,820)	(3,196,100)	(67,733)	(68,479)	1,067,342	150,332	858,127	120,865
Reallocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	(3,196,100)	—	(68,479)	—	858,127	120,865	—	—
Numerator used for diluted (loss)/earnings per share	(6,189,920)	(3,196,100)	(136,212)	(68,479)	1,925,469	271,197	858,127	120,865
Denominator
Weighted average number of ordinary shares outstanding	2,694,345,310	2,876,391,396	2,977,609,078	3,010,412,347	3,634,425,531	3,634,425,531	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	2,876,391,396	—	3,010,412,347	—	3,041,097,278	3,041,097,278	—	—
Share-based awards	—	—	—	—	148,105,257	148,105,257	—	—
Denominator used for diluted (loss)/earnings per share	5,570,736,706	2,876,391,396	5,988,021,425	3,010,412,347	6,823,628,066	6,823,628,066	3,041,097,278	3,041,097,278
(Loss)/earnings per share—diluted	(1.11)	(1.11)	(0.02)	(0.02)	0.28	0.04	0.28	0.04